AMOUNTS DUE TO RELATED PARTIES (Details Narrative)	Jan. 01, 2024
Director [Member]
Deferred Compensation Arrangement with Individual, Excluding Share-Based Payments and Postretirement Benefits [Line Items]
Interest rate	4.88%